Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Debt
3. Debt
Wilson, Sonsini, Goodrich & Rosati Note
On January 7, 2016, DermTech Operations converted $0.6 million of its accounts payable due to Wilson, Sonsini, Goodrich & Rosati (DermTech Operations’ general legal counsel) into a three-year promissory note bearing 3% interest and maturing on January 7, 2019, or earlier under certain circumstances. There were no principal payments due until the note reached maturity. On October 25, 2017, DermTech Operations amended and restated its promissory note with Wilson, Sonsini, Goodrich & Rosati by paying down $0.1 million on the principal balance of the note while extending its maturity date to January 7, 2020, or earlier under certain circumstances, at a continued interest rate of 3%. The Company recorded $3,000 and $4,000 of interest expense relating to this note payable during the three months ended September 30, 2019 and 2018, respectively, and $11,000 and $12,000 for the nine months ended September 30, 2019 and 2018, respectively. On September 16, 2019, the Company paid all outstanding principal and accrued interest in the amount of $0.6 million on this note payable.

2018 Convertible Bridge Notes
From August to November 2018, DermTech Operations issued $6.8 million aggregate principal amount of convertible bridge notes (“2018 Bridge Notes”), resulting in $6.6 million in net proceeds. The 2018 Bridge Notes carried a 10% interest rate and matured on March 31, 2019. Since the 2018 Bridge Notes were not paid or converted by March 31, 2019, the interest rate increased to 15%.
The 2018 Bridge Notes were subject to automatic conversion into equity securities of DermTech Operations at the closing of a single capital raising transaction or series of related capital raising transactions in which DermTech Operations issued equity securities with aggregate gross proceeds to DermTech Operations of at least $20 million (“Qualified Financing”) that occurred on or prior to the maturity date. Upon automatic conversion of these 2018 Bridge Notes, the note holders were entitled to receive shares of DermTech Operations’ equity securities equal to the quotient obtained by dividing the unpaid principal amount of these 2018 Bridge Notes plus interest accrued but unpaid by the lesser of:

1)	the lowest price per share of the new stock paid in the Qualified Financing by investors multiplied by 70%.

2)
the price per share obtained by dividing $45 million by DermTech Operations’ fully-diluted capitalization immediately prior to such Qualified Financing assuming exercise or conversion of all outstanding options and issuance of all outstanding restricted stock unit awards, including all shares of common stock reserved and available for future grant under any equity incentive plan of the Company, and/or any equity incentive or similar plan to be created or increased in connection with the Qualified Financing, but excluding any shares issuable upon exercise of the DermTech Operations’ outstanding common stock warrants or conversion of the 2018 Bridge Notes.

In the event DermTech Operations consummated, on or before the maturity date, an equity financing pursuant to which it sold shares of equity in a transaction that did not constitute a Qualified Financing, then the note holders had the option, but not the obligation, to elect to treat such equity financing as a Qualified Financing on the same terms set forth in these 2018 Bridge Notes.
In addition, the note holders could have elected to convert at any time all of the outstanding principal balance under these 2018 Bridge Notes, together with any accrued but unpaid interest, into shares of the DermTech Operations’ Series C Preferred Stock (“Optional Conversion”). Upon Optional Conversion of these notes, the note holders were entitled to receive a number of shares of DermTech Operations’ Series C Preferred Stock equal to the quotient obtained by dividing the unpaid principal amount of these notes plus interest accrued but unpaid by $9.54, subject to adjustment upon certain events. The note holders would have also received common stock warrants, in substantially the same form as the common stock warrants issued to any purchasers of DermTech Operations’ Convertible Series C Preferred Stock.
In the event of a Change of Control (as defined in the 2018 Bridge Note agreements) transaction prior to the payment in full or conversion of these 2018 Bridge Notes, then the note holders could have elected to either:

1)	effect the Optional Conversion feature, as discussed above, or

2)
demand payment of the outstanding principal amount and the current accrued but unpaid interest of these 2018 Bridge Notes (“Base Amount”) plus an amount equal to the Base Amount multiplied by a specified percentage.

Several of the embedded features of the 2018 Bridge Notes were identified as meeting the criteria of a derivative and ultimately bifurcated from the host contract. DermTech Operations accounted for this by separating the derivative component of the 2018 Bridge Notes as a derivative liability on the condensed consolidated balance sheet. DermTech Operations assigned a value to the debt component of the 2018 Bridge Notes equal to the difference between the estimated fair value of the 2018 Bridge Notes with and without the conversion features, which resulted in DermTech Operations recording the 2018 Bridge Notes at a discount. The total debt discount amount as of the respective date of issuance of the 2018 Bridge Notes was determined to be $2.5 million. DermTech Operations amortized the debt discount over the contractual life (i.e., March 31, 2019) of the 2018 Bridge Notes as additional non-cash
interest expense utilizing the effective interest method. At each financial reporting period, DermTech Operations remeasured the fair value of the embedded features bifurcated from the 2018 Bridge Notes (i.e., the derivative liability) and changes in the fair value are recognized in earnings. Losses relating to the change in fair value of the derivative liability recognized as other expense on the Statement of Operations were $0.1 million and $0 for the three months ended September 30, 2019 and 2018, respectively, and were $0.4 million and $0 for the nine months ended September 30, 2019 and 2018, respectively.
On May 23, 2019, DermTech Operations and the various convertible 2018 Bridge Note holders agreed to amend the outstanding convertible notes that were issued in the last half of 2018. As part of the amendment, the maturity dates of the notes were extended to the earliest of (i) September 24, 2019; (ii) the occurrence of an Event of Default (as defined in the 2018 Bridge Notes); (iii) the consummation of a liquidation or dissolution of DermTech Operations (iv) a Liquidation Transaction (as defined in the 2018 Bridge Notes); or (v) the consummation of a merger with or into the Company or any of its subsidiaries.
In addition, immediately prior to the consummation of a DermTech Operations merger with or into the Company or any of its subsidiaries substantially on the terms contemplated as of the date of the amendment to the outstanding convertible notes on or before September 24, 2019 (a “Qualifying Merger”), the outstanding principal amount of and all accrued but unpaid interest on each of the convertible notes would automatically be converted into shares of the DermTech Operations’ common stock at a price per share equal to 70% of the Merger Consideration. For purposes of the preceding sentence, the “Merger Consideration” means (i) the lesser of $6.46 and (ii) the offering price per share of the private investment in public equity (“PIPE”) transaction to be consummated concurrently with the consummation of the Qualifying Merger multiplied by the Conversion Ratio. For the purposes of the preceding sentence, the “Conversion Ratio” means the quotient resulting from dividing 8,000,000 by the number of fully diluted shares of the Company as of immediately after the conversion of the notes.
This new embedded Qualifying Merger feature of the 2018 Bridge Notes was identified as meeting the criteria of a derivative and ultimately bifurcated from the host contract with the previously identified embedded features that met the criteria of being a derivative. In addition, this amendment was accounted for as a debt modification of the existing 2018 Bridge Notes.
2019 Convertible Bridge Notes
Between June 5
th
 and June 10
th
, 2019, DermTech Operations issued additional convertible bridge notes (the
 2019 Bridge Notes
”) to existing investors for aggregate gross proceeds of $2.6 million. These convertible bridge notes carried an interest rate of 10% and matured after the earliest to occur of: (i) September 25, 2019; (ii) the occurrence of an Event of Default; (iii) the consummation of a liquidation or dissolution of DermTech Operations; (iv) a Liquidation Transaction; or (v) the consummation of a merger of DermTech Operations with Merger Sub, a subsidiary of the Company, in accordance with the Merger Agreement.
The unpaid principal amount of these convertible bridge notes together with any interest accrued but unpaid thereon, would automatically be converted into shares of DermTech Operations’ common stock immediately prior to the consummation of a Qualifying Merger. Upon the conversion of these notes, the note holders were entitled to receive a number of shares of DermTech Operations’ common stock equal to the quotient obtained by dividing (i) the unpaid principal amount of these notes plus interest accrued but unpaid thereon, by (1) if the Qualifying Merger consummates prior to the maturity date, the lesser of (x) $5.80 and (y) 90% of the Merger Consideration (as defined below), or (2) if the Qualifying Merger consummates on or after the maturity date, the lesser of (x) $4.51 and (y) 70% of the Merger Consideration. For purposes of the preceding sentence, the “Merger Consideration” means the offering price per share of the PIPE transaction between Constellation and the investors thereto, consummated substantially concurrently with the consummation of the Qualifying Merger, multiplied by the Conversion Ratio (as defined below). For purposes of the preceding sentence, the “Conversion Ratio” means the quotient resulting from dividing 8,000,000 by the number of the Company’s fully diluted shares immediately prior to the consummation of the Qualifying Merger, assuming exercise of all outstanding options, issuance of all common stock underlying outstanding restricted stock unit awards, exercise of all outstanding warrants, and conversion of all outstanding convertible promissory notes, including these notes and any other note of substantially the same form, but excluding all shares of DermTech Operations’ common stock reserved and available for future grant under any equity incentive or similar plan of DermTech Operations, and in each case as adjusted for stock splits, combinations and similar transactions, all calculated in accordance with the final allocation schedule delivered in connection with the Qualifying Merger.
In addition to the Qualifying Merger feature, the 2019 Bridge Notes were issued with the same embedded features as the 2018 Bridge Notes, as discussed above, prior to the May 23, 2019 amendment. Several of the embedded features of the 2019 Bridge Notes were identified as meeting the criteria of a derivative and ultimately bifurcated from the host contract. DermTech Operations accounted for this by separating the derivative component of the 2019 Bridge Notes as a derivative liability on the condensed consolidated balance sheet. The Company assigned a value to the debt component of the 2019 Bridge Notes equal to the difference between the estimated fair value of the 2019 Bridge Notes with and without the conversion features, which resulted in DermTech Operations recording the 2019 Bridge Notes at a discount. The total debt discount amount as of the respective date of issuance of the 2019 Bridge Notes was determined to be $0.3 million. DermTech Operations amortized the debt discount over the contractual life (i.e., September 25, 2019) of the 2019 Bridge Notes as additional non-cash interest
expense utilizing the effective interest method. At each financial reporting period, DermTech Operations remeasured the fair value of the embedded features bifurcated from the 2019 Bridge Notes (i.e., the derivative liability) and changes in the fair value were recognized in earnings. For the three and nine months ended September 30, 2019 and 2018, the Company recognized losses of $11,000 and $0, respectively, and $14,000 and $0, respectively, on the change in fair value of the derivative liability recognized as other expense on the condensed consolidated Statement of Operations and Comprehensive Loss.
Exchange of Convertible Debt for Common Shares
On August 29, 2019, immediately prior to the completion of the Business Combination, all unpaid principal and interest on the 2019 Bridge Notes and the 2018 Bridge Notes (collectively, the “Bridge Notes”) was converted into 2,267,042 common shares of DermTech Operations.
The conversion of the Bridge Notes debt for common shares of DermTech Operations was accounted for as an extinguishment of the Bridge Notes. The conversion resulted in DermTech Operations having legally settled the debt obligations. DermTech Operations’ equity was increased by the settlement-date fair value of the common shares issued. Certain bifurcated embedded derivative instruments also were settled as part of the transaction.
The net carrying amounts of the Bridge Notes, including remaining unamortized debt discount and issuance costs, and the bifurcated embedded derivative liability were extinguished on the date of the Business Combination. A gain on debt extinguishment of $0.9 million was recognized, which represented the unamortized debt discounts and issuance costs remaining at the time of the debt extinguishment.
The following table summarizes information about the liability components the Company’s 2018 Bridge Notes (in thousands):

2018 Bridge Notes	September 30, 2019	December 31, 2018
Principal amount outstanding	$—	$6,800
Unamortized discount and issuance costs	—	(1,781)

Total current convertible notes payable, net	$—	$5,019

There was no liability balance for the Company’s 2019 Bridge Notes as of September 30, 2019 and December 31, 2018.

(3)	Debt
Wilson, Sonsini, Goodrich & Rosati Note
On January 7, 2016, the Company converted $0.6 million of its accounts payable due to Wilson, Sonsini, Goodrich & Rosati (the Company’s general legal counsel) into a three year promissory note bearing 3% interest and maturing on January 7, 2019, or earlier under certain circumstances. There are no principal payments due until the note reaches maturity. On October 25, 2017, the Company amended and restated its promissory note with Wilson, Sonsini, Goodrich & Rosati by paying down $0.1 million on the principal balance of the note while extending its maturity date to January 7, 2020, or earlier under certain circumstances at a continued interest rate of 3%. The Company recorded $15,000 and $17,000 of interest expense relating to this note payable during the year ended December 31, 2018 and 2017, respectively.
2018 Convertible Bridge Notes
From August to November 2018, the Company issued $6.8 million aggregate principal amount of convertible bridge notes (Bridge Notes), resulting in $6.6 million in net proceeds. The Bridge Notes carry a 10% interest rate and mature on March 31, 2019. If the Bridge Notes are not paid or converted by March 31, 2019 then the interest rate increases to 15%. The Company intends to let these Bridge Notes accrue at 15% interest until they are converted by one of the methods discussed below.
The Bridge Notes are subject to automatic conversion into equity securities of the Company at the closing of a single or series of related capital raising transactions in which the Company issues equity securities with aggregate gross proceeds to the Company of at least $20 million (Qualified Financing) that occurs on or prior to the maturity date. Upon automatic conversion of these Bridge Notes, the note holders shall be entitled to receive shares of the Company’s equity securities equal to the quotient obtained by dividing the unpaid principal amount of these Bridge Notes plus interest accrued but unpaid by the lesser of:

1)	the lowest price per share of the new stock paid in the Qualified Financing by investors multiplied by 70%.

2)
the price per share obtained by dividing $45 million by the Company’s fully-diluted capitalization immediately prior to such Qualified Financing assuming exercise or conversion of all outstanding options and issuance of all outstanding restricted stock unit awards, including all shares of common stock reserved and available for future grant under any equity incentive plan of the Company, and/or any equity incentive or similar plan to be created or increased in connection with the Qualified Financing, but excluding any shares issuable upon exercise of the Company’s outstanding common stock warrants or conversion of the Bridge Notes.

In the event the Company consummates, on or before the Maturity Date, an equity financing pursuant to which it sells shares of equity in a transaction that does not constitute a Qualified Financing, then the note holders shall have the option, but not the obligation, to elect to treat such equity financing as a Qualified Financing on the same terms set forth.
In addition, the note holders may elect to convert at any time all of the outstanding principal balance under these Bridge Notes, together with any accrued but unpaid interest into shares of the Company’s Series C Preferred Stock (Optional Conversion). Upon Optional Conversion of these notes, the note holders shall be entitled to receive a number of shares of the Company’s Series C Preferred Stock equal to the quotient obtained by dividing the unpaid principal amount of these notes plus interest accrued but unpaid by $9.54, subject to adjustment upon certain events. The note holders will also receive common stock warrants, in substantially the same form as the common stock warrants issued to any purchasers of the Company’s Convertible Series C Preferred Stock.
In the event of a Change of Control (as defined in the Bridge Note agreements) transaction prior to the payment in full or conversion of these Bridge Notes, then the note holders may elect to either:

1)	effect the Optional Conversion feature, as discussed above.

2)
demand payment of the outstanding principal amount and the current accrued but unpaid interest of these Bridge Notes (Base Amount) plus an amount equal to the Base Amount multiplied by a specified percentage,

Several of the embedded features of the Bridge Notes were identified as meeting the criteria of a derivative and ultimately bifurcated from the host contract. The Company accounted for this by separating the derivative component of the Bridge Notes as a derivative liability on the balance sheet. The Company assigned a value to the debt component of the Bridge Notes equal to the difference between the estimated fair value of the Bridge Notes with and without the conversion features, which resulted in the Company recording the Bridge Notes at a discount. The total debt discount amount as of the respective date of issuance of the Bridge Notes was determined to be $2.5 million. The Company is amortizing the debt discount over the life of the Bridge Notes as additional non-cash
interest expense utilizing the effective interest method. At each financial reporting period, the Company remeasures the fair value of the embedded features bifurcated from the Bridge Notes (i.e., the derivative liability) and changes in the fair value is recognized in earnings. As of December 31, 2018, the Company recognized a $0.4 million loss on the change in fair value of the derivative liability recognized as Other expense on the Statement of Operations.
The following table summarizes information about the liability components the Company’s financing arrangement (in thousands):

Bridge Notes	December 31, 2018	December 31, 2017
Principal amount outstanding	$6,800	$—
Unamortized discount and issuance costs	(1,781)	—

Total current convertible notes payable, net	$5,019	$—